Note 11 - Non-controlling Interests (Details Textual) $ / shares in Units, $ in Thousands, $ in Thousands					5 Months Ended	12 Months Ended
	Apr. 24, 2023 CAD ($) $ / shares shares	Apr. 24, 2023 USD ($) shares	Apr. 19, 2023 $ / shares shares	Sep. 23, 2022	Apr. 24, 2023 CAD ($)	Nov. 30, 2024 CAD ($) shares	Nov. 30, 2024 USD ($) shares	Nov. 30, 2023 CAD ($) shares	May 15, 2024 USD ($)	Nov. 24, 2023 USD ($)	Dec. 10, 2021 USD ($)
Statement Line Items [Line Items]
Non-controlling interests						$ 1,402		$ 3,170
Weighted average remaining contractual life of outstanding share options (Year)						3 years 29 days	3 years 29 days
Weighted average remaining contractual life of exercisable share options (Year)						2 years 8 months 23 days	2 years 8 months 23 days
ATM program [member]
Statement Line Items [Line Items]
Issue of equity, maximum distribution amount										$ 50,000	$ 50,000
Issue of equity, number of shares (in shares) | shares						10,873,320	10,873,320	16,950,153
Proceeds from issuing shares						$ 13,114		$ 22,769
U.S. GoldMining Inc. [member]
Statement Line Items [Line Items]
Number of subsidiary shares held (in shares) | shares						9,878,261
Proportion of ownership interest in subsidiary						79.40%	79.40%
Number of subsidiary warrants held (in shares) | shares						122,490
Non-controlling interests						$ 1,402
Increase (decrease) in number of shares outstanding, subsidiary issuance (in shares) | shares	2,000,000	2,000,000	2,000,000
Shares issued, price per share 1 (in CAD per share) | $ / shares	$ 10		$ 10
Class of warrant, exercise price of warrant (in CAD per share) | $ / shares			$ 13
Increase (decrease) through change in equity of subsidiaries, equity	$ 27,100	$ 20,000
Share issue related cost	1,300	1,000
Cash fees to Underwriter	$ 900	$ 700
Dilution gain (loss)					$ 20,514
Weighted average remaining contractual life of outstanding share options (Year)						3 years 10 months 17 days	3 years 10 months 17 days
Expense from share-based payment transactions with employees						$ 248		$ 344
Restricted shares which were released (in shares) | shares						95,250		285,750
Weighted average remaining contractual life of exercisable share options (Year)						1 year 4 months 24 days	1 year 4 months 24 days
U.S. GoldMining Inc. [member] | Restricted shares [member]
Statement Line Items [Line Items]
Increase (decrease) in value of shares outstanding through share-based compensation transaction						$ 21		$ 74
U.S. GoldMining Inc. [member] | Restricted shares [member]
Statement Line Items [Line Items]
Number of other equity instruments granted in share-based payment arrangement				635,000
Number of other equity instruments outstanding in share-based payment arrangement						254,000
U.S. GoldMining Inc. [member] | ATM program [member]
Statement Line Items [Line Items]
Issue of equity, maximum distribution amount									$ 5,500
Commission rate for shares sold									2.50%
Issue of equity, number of shares (in shares) | shares						45,699	45,699
Proceeds from issuing shares						$ 656	$ 480
Dilution gain before fees and issuance costs						511
Dilution gain, net of fees and issuance costs						$ 496
U.S. GoldMining Inc. [member] | Gold Mining [member]
Statement Line Items [Line Items]
Increase (decrease) in number of shares outstanding, subsidiary issuance (in shares) | shares	122,490	122,490
Increase (decrease) through change in equity of subsidiaries, equity	$ 1,700	$ 1,200